Exploration and Evaluation Assets	12 Months Ended
Mar. 31, 2024
Exploration and Evaluation Assets [Abstract]
Exploration and Evaluation Assets
6.	Exploration and Evaluation Assets

Exploration and evaluation assets deferred to the statements of financial position at March 31, 2024 and 2023 are as follows:

	March 31, 2023	Additions	Recovery	Write-off	March 31, 2024
Abitibi Lithium	$1,767,000	$-	$-	$-	$1,767,000
Augustus Lithium	593,290	-	-	-	593,290
Canadian Lithium	228,881	-	-	-	228,881
Cosgrave Lithium	-	104,750	-	-	104,750
Electron Lithium	650,405	-	-	-	650,405
Jubilee Lithium	20,000	30,000	-	(50,000)	-
Kokanee Creek	932,125	-	-	-	932,125
McNeely	820,000	-	-	-	820,000
North Spirit	442,105	-	-	(442,105)	-
Rose West Lithium	884,000	-	-	-	884,000
Rose East Lithium	900,000	75,000	-	-	975,000
Titan Gold	178,500	-	-	(178,500)	-
Trix Lithium	75,000	4,166	-	(79,166)	-
	$7,491,306	$213,916	$-	$(749,771)	$6,955,451

	March 31,				March 31,
	2022	Additions	Recovery	Write-off	2023
Abitibi Lithium	$1,767,000	$-	$-	$-	$1,767,000
Augustus Lithium	335,000	258,290	-	-	593,290
Canadian Lithium	176,250	52,631	-	-	228,881
Electron Lithium	981,250	200,000	(530,845)	-	650,405
Falcon Lake	50,000	107,500	(157,500)	-	-
Gaspésie Peninsula	-	288,500	-	(288,500)	-
Jubilee Lithium	-	20,000	-	-	20,000
Kokanee Creek	932,125	-	-	-	932,125
McNeely	820,000	-	-	-	820,000
North Spirit	-	442,105	-	-	442,105
Red Lake	792,750	-	-	(792,750)	-
Rose West Lithium	-	884,000	-	-	884,000
Rose East Lithium	-	900,000	-	-	900,000
Titan Gold	150,500	28,000	-	-	178,500
Trix Lithium	-	75,000	-	-	75,000
	$6,004,875	$3,256,026	$(688,345)	$(1,081,250)	$7,491,306

(a)	Abitibi Lithium Property

On March 12, 2021, the Company entered into a purchase agreement to acquire a 100% interest in the Abitibi Lithium property (the “Abitibi Agreement”). The Abitibi Lithium property is comprised of 235 mineral claims covering approximately 12,500 hectares located in the Abitibi area of western Quebec.

Under the terms of the Abitibi Agreement, the Company acquired a 100% interest in the Abitibi Lithium property by issuing 1,078,947 common shares of the Company and by paying $250,000 on April 20, 2021. The Abitibi Lithium Property is subject to a 3% Net Smelter Returns (“NSR”) royalty, which the Company will have the option to reduce the NSR by 1.0% to 2.0% by paying $1,000,000.

(b)	Augustus Lithium Property

On January 18, 2021, the Company entered into an option agreement to acquire a 100% interest in the Augustus Lithium property (the “Augustus Agreement”). The Augustus Lithium property is comprised of 21 mineral claims covering approximately 900 hectares located in the Abitibi area of western Quebec.

On October 29, 2022, the Company entered into amended option agreement allowing the Company to accelerate its option to acquire a 100% interest in the Augustus Lithium property. As consideration for the amendment, the Company issued an additional 350,000 common shares. As of November 7, 2022, the Company completed the required option payments, common share issuances and exploration expenditures to acquire 100% interest of the Augustus Lithium property.

The Augustus Lithium Property is subject to a 2% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

(c)	Canadian Lithium Property

On February 3, 2021, the Company entered into an option agreement to acquire a 100% interest in the Canadian Lithium property (the “Canadian Lithium Agreement”). The Canadian Lithium property is comprised of 12 mineral claims covering approximately 700 hectares located in the Landrienne Township area of Quebec.

On February 3, 2023, the Company had completed the required option payments of $60,000 and issuance of 230,263 common shares to acquire a 100% interest of the Canadian Lithium Property.

The Canadian Lithium Property is subject to a 2% NSR royalty. The Company will have the option to reduce the NSR by 1.0% to 1.0% by paying $1,000,000.

(d)	Cosgrave Lithium Property

On August 24, 2023, the Company entered into a purchase agreement to acquire a 100% interest in the Cosgrave Lithium property (the “Cosgrave Agreement”). The Cosgrave Lithium property is comprised of 198 mineral claims covering approximately 3,700 hectares located in the Ear Falls, Ontario.

Pursuant to the terms of the Cosgrave Agreement, the Company acquired a 100% interest in the Cosgrave Lithium property by issuing 175,000 common shares of the Company and by making the option payment of $22,500 during the year ended March 31, 2024.

The Cosgrave Lithium Property is subject to a 1.5% NSR royalty, which the Company will have the option to reduce the NSR by 0.75% to 0.75% by paying $500,000.

(e)	Electron Lithium Property

On March 2, 2022, the Company entered into a purchase agreement to acquire a 100% interest in the Electron Lithium property (the “Electron Agreement”). The Electron Lithium property is comprised of 438 mineral claims covering approximately 30,000 hectares of prospective land around the Augustus Lithium Property in western Quebec.

On November 8, 2022, the Company completed the required option payments and share issuances to acquire a 100% interest in the Electron Lithium property.

The Electron Lithium property is subject to a 3% Gross Metal Royalty (“GMR”), which the Company will have the option to reduce the GMR by 1.0% to 2.0% by paying $1,000,000.

On November 14, 2022, the Company entered into a joint venture agreement (the “Infini Joint Venture Agreement”) with Infini Resources Pty Ltd. (“Infini Resources”) whereby Infini Resources may earn a 100% interest in 230 of the 438 mineral claims comprising the Electron Lithium Property.

Pursuant to the Infini Joint Venture Agreement, Infini Resources earned an initial 50% interest by making initial cash payments of AUD$600,000 (CAD$530,925). Upon exercising the option, a joint venture will also be formed between FE Battery and Infini Resources to further advance the project. Infini Resources has the option to acquire an additional 25% by making a further AUD$150,000 payment and issuing shares of Infini Resources in the value of AUD$150,000 within 18 months of earning its initial 50% interest. Infini Resources may then acquire the remaining 25% interest, for a 100% beneficial interest by making a further payment AUD$300,000 and issuing shares of Infini Resources in the value of AUD$300,000 within 12 months of earning its 75% interest. To date, Infini Resources has not exercised its option to acquire an additional 25% interest.

The Infini Joint Venture Agreement may be terminated in certain circumstances, including by FE Battery if certain milestones are not met in accordance with the agreement.

(f)	Falcon Lake Property

On January 3, 2022, the Company entered into an option agreement to acquire a 100% interest in the Falcon Lake property (the “Falcon Lake Agreement”). The Falcon Lake property is comprised of 48 mineral claims covering approximately 1,000 hectares located in the Thunder Bay Mining Division, Ontario.

On September 30, 2022, the Company entered into an amended option agreement which amended certain cash payments, share issuances and exploration expenditures due dates and requirements of the Option Agreement.

On October 21, 2022, the Company completed the required option payments and share issuances to acquire a 100% interest in the Falcon Lake property.

On January 27, 2023, the Company executed a joint venture agreement (the “Battery Age Minerals Joint Venture Agreement”) with Battery Age Minerals Limited (“Battery Age Minerals”) whereby Battery Age Minerals may earn a 100% interest in the Falcon Lake Property.

Pursuant to the Battery Age Minerals Joint Venture Agreement, Battery Age Minerals earned an initial 65% interest by making the initial option payments of AUD$150,000 (CAD$139,358) and issuing to the Company 1,375,000 of Battery Age Mineral shares valued at $513,975. Battery Age Minerals earned a further 25% interest, for an aggregate 90% interest, by issuing a further 750,000 shares of Battery Age Minerals valued at $290,295 and by making a cash payment of AUD$50,000 (CAD$46,175). Battery Age Minerals may acquire the remaining 10% interest, for a 100% beneficial interest by making a further payment equal to the lower of the price determined by independent valuation or AUD$2 million. Upon Battery Age Minerals earning its 90% interest, a joint venture was deemed to have been formed between FE Battery and Battery Age Minerals to further advance the project.

(g)	Gaspesie Peninsula Property

On December 15, 2022, the Company entered into an option agreement to acquire a 100% interest in the Gaspesie Peninsula Property. The property consisted of 55 mining claims covering approximately 3,100 hectares in Quebec.

As at March 31, 2023, the Company chose to write-off all deferred costs to date as the Company had not fulfilled the terms of the agreement.

(h)	Jubilee Lithium Property

On December 1, 2022, the Company entered into an option agreement to acquire a 100% interest in the Jubilee Lithium Property. The property consisted of 10 mining claims covering approximately 3,300 hectares area located in Ear Falls, Ontario.

Under the terms of the Jubilee Lithium Agreement, the Company had acquired a 100% interest in the property by completing the following option payments:

Due Dates	Option payments ($)
December 1, 2024 (paid)	20,000
December 1, 2025 (paid)	30,000

The Jubilee Lithium property is subject to a 2.0% NSR royalty.

During the year ended March 31, 2024, the Jubilee Lithium Property claims were allowed to lapse and as a result, the Company wrote-off all deferred costs incurred to date.

(i)	Kokanee Creek and Independence Gold Properties

On March 17, 2020, the Company entered in an option agreement to acquire a 100% interest in the Kokanee Creek and Independence Gold Properties (the “Properties”). The Properties are located in British Columbia and consist of 5 claims covering 2,690 hectares.

On February 28, 2021 and again on August 13, 2021, the Company entered into amended option agreements which amended the due dates for certain cash payments, share issuances and exploration expenditure requirements of the option agreement.

As of March 31, 2022, under the terms of the Properties amended option agreement, the Company had acquired a 100% interest in the Kokanee Creek Property by completing the required option payments, common share issuances and exploration expenditures.

The Properties are subject to a 2.0% NSR royalty of which the Company will have the option to reduce the NSR by 1.0% by paying $1,000,000.

During the year ended March 31, 2021, the Company decided it would not be pursuing any further exploration work on the Independence Gold property and wrote-off all deferred costs incurred to date.

(j)	McNeely Lithium Property

Pursuant to the McNeely Lithium Property purchase agreement entered on June 7, 2021, the Company acquired a 100% interest in the McNeely Lithium Property, by issuing 526,316 common shares and paying $250,000. The McNeely Lithium Property is located in Quebec and consists of 66 claims covering approximately 2,400 hectares. The McNeely Lithium Property is subject to a 3.0% GMR. Certain of the claims are subject to a pre-existing 1.0% NSR. The Company will have the option to purchase the pre-existing NSR by paying $200,000 to the pre-existing NSR holder.

(k)	North Spirit Property

On June 13, 2022, the Company entered into an option agreement to acquire a 100% interest in the North Spirit Property. The property consists of 124 mining claims covering approximately 2,500 hectares area in two claim blocks on crown land in northwestern Ontario and is located about 175 kilometres to the north of Red Lake, Ontario.

On October 26, 2022, the Company entered into an amended option agreement which amended the certain cash payments, share issuances and exploration requirements of the option agreement.

Under the terms of the amended North Spirit option agreement, the Company acquired a 100% interest in the North Spirit Property by completing the share issuance of 1,105,262 common shares.

The North Spirit property has a 1% GMR payable to the optionor.

During the year ended March 31, 2024, the Company decided it would not be pursuing any further exploration work on the North Spirit property and wrote-off all deferred costs incurred to date.

(l)	Pontax West Lithium Property

On October 13, 2023, the Company entered into an option agreement to acquire a 100% interest in the Pontax West Lithium Property (the “Pontax Lithium Agreement”). The property consists of 72 mining claims covering over 3,800 hectares in the James Bay lithium region of northern Quebec.

Under the terms of the Pontax West Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following common share issuances:

Due Dates	Issuance of FE Battery common shares
On signing	1,500,000
October 13, 2024	2,000,000
October 13, 2025	2,500,000

The Pontax West Lithium property has a 1% GMR payable to the optionor of which the Company will have the option to reduce the GMR by 1.0% by paying $1,000,000 for one-half of one percent.

At March 31, 2024, the Company and the Optionor are in discussions to amend and extend the option terms of the Pontax Lithium Agreement.

(m)	Red Lake Property

On September 14, 2020, the Company entered into an option agreement to acquire a 100% interest in the Red Lake Property. The Red Lake property is located in the Red Lake Mining District of Northwestern Ontario and consisted of 94 mining cell claims covering approximately 1,900 hectares in the Ball and Todd townships.

On February 28, 2021, and again on August 13, 2021, the Company entered into amended option agreements to which the Company could acquire a 100% interest in the property by issuing 730,263 shares. As of March 31, 2022, the Company had acquired 100% interest in the Red Lake property having issued 730,263 shares.

The Red Lake property is subject to a 2.5% NSR royalty, with the Company having the option to reduce the NSR by 1% to 1.5% by paying $1,000,000.

In December 2022, the Company wrote-off all deferred costs to date as the claims were allowed to lapse.

(n)	Rose West Lithium Property

On November 25, 2022, the Company entered into an option agreement to acquire a 100% interest in the Rose West Property. The Rose West Lithium property is located in the James Bay region of northern Quebec and consists of 32 mining claims covering approximately 1,700 hectares within townships.

On December 9, 2022, the Company entered into amended option agreement to which the Company could acquire a 100% interest in the property by issuing 1,300,000 shares and granted the Company a 1% GMR. On April 5, 2023, the Company issued the required shares to acquire a 100% interest in the Rose West Lithium property.

The Rose West Lithium property has a 1% GMR payable to the optionor upon the commencement of commercial production.

(o)	Rose East Lithium Property

On March 4, 2023, the Company entered into an option agreement to acquire a 100% interest in the Rose East Lithium Property (“Rose East Lithium”). The Rose East Lithium Project consists of 59 mining claims covering approximately 3,100 hectares in northern Quebec.

Under the terms of the Rose East Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following option payments:

Due Dates	Issuance of FE Battery common shares
March 4, 2023 (issued)	1,500,000
March 4, 2024	1,500,000

The Rose East Lithium Property is subject to a 1.0% GMR, of which the Company may repurchase by paying $1,000,000 for each 0.5%.

At March 31, 2024, the Company and the Optionor are in discussions to amend and extend the option terms of the March 3, 2023 option agreement.

(p)	Titan Gold Property

On October 2, 2020, the Company entered into an option agreement to acquire a 100% interest in the Titan Gold Property (“Titan Gold”). Titan Gold is located in the Abitibi area of Western Quebec, Canada and is comprised of 80 mining claims covering approximately 4,400 hectares.

During the year ended March 31, 2024, the Company wrote-off all deferred costs to date as the Company had not made the final option payment and issued a notice of termination on September 13, 2023.

(q)	Trix Lithium Property

On March 13, 2023, the Company entered into an option agreement to acquire a 100% interest in the Trix Lithium Property (“Trix Lithium”). Trix Lithium is located in in the Georgia Lake area in northwestern Ontario and is comprised of 23 mining claims covering approximately 11,000 hectares.

During the year ended March 2024, the Company wrote-off all deferred costs to date as the company does not plan to do further work on the property.

Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2024, 2023 and 2022 are as follows:

Year ended March 31, 2024	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2024
Ontario
Trix Lithium	$-	$-	$45,000	$65,050	$-	$-	$110,050
Quebec
Augustus Lithium	98,566	907,763	366,970	228,700	506,769	13,087	2,121,855
Pontax West Lithium	-	-	-	181,000	-	-	181,000
Rose West Lithium	-	-	-	72,600	-	-	72,600
Rose East Lithium	-	-	-	88,200	-	-	88,200
General Exploration	-	-	-	-	9,700	-	9,700
Total	$98,566	$907,763	$411,970	$635,550	$516,469	$13,087	$2,583,405

					Geological
					and	Land claims	Total
Year ended	Assay and	Drilling and	Field	Geological	Technical	and property	March 31,
March 31, 2023	sampling	mobilization	expenditures	Consulting	Services	taxes	2023
Ontario
Jubilee Lithium	$-	$-	$-	$29,465	$34,830	$-	$64,295
Trix Lithium	7,000	-	-	25,750	-	-	32,750
Quebec
Titan Gold	36,450	-	32,400	20,250	-	-	89,100
Augustus Lithium	20,634	733,741	216,690	176,850	326,948	-	1,474,863
General Exploration	8,401	-	2,214	149,050	-	-	159,665
Total	$72,485	$733,741	$251,304	$401,365	$361,778	$-	$1,820,673

Year ended March 31, 2022	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2022
British Columbia
Kokanee Creek Ontario	$-	$-	$17,000	$47,500	$10,000	$-	$74,500
Phyllis Cobalt Quebec	9,797	11,250	-	-	-	-	21,047
Titan Gold	-	-	-	75	-	-	75
Augustus Lithium	115,584	822,454	208,742	280,223	73,665	1,593	1,502,261
General Exploration	-	-	-	11,238	-	-	11,238
Total	$125,381	$833,704	$225,742	$339,036	$83,665	$1,593	$1,609,121